Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® I Portfolio
March 31, 2024
VIPFLI-I-NPRT1-0524
1.830289.118
Domestic Equity Funds - 8.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	2,241	125,810
VIP Equity-Income Portfolio Investor Class (a)	3,828	102,317
VIP Growth & Income Portfolio Investor Class (a)	4,743	140,430
VIP Growth Portfolio Investor Class (a)	1,976	208,560
VIP Mid Cap Portfolio Investor Class (a)	808	32,223
VIP Value Portfolio Investor Class (a)	3,547	71,678
VIP Value Strategies Portfolio Investor Class (a)	2,029	35,592
TOTAL DOMESTIC EQUITY FUNDS (Cost $419,949)		716,610

International Equity Funds - 12.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	41,498	450,248
VIP Overseas Portfolio Investor Class (a)	23,774	657,341
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $811,806)		1,107,589

Bond Funds - 63.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	161,432	1,457,728
Fidelity International Bond Index Fund (a)	21,072	193,232
Fidelity Long-Term Treasury Bond Index Fund (a)	25,277	246,201
VIP High Income Portfolio Investor Class (a)	31,557	146,740
VIP Investment Grade Bond II Portfolio Investor Class (a)	386,458	3,632,710
TOTAL BOND FUNDS (Cost $6,022,152)		5,676,611

Short-Term Funds - 15.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.11% (a)(b) (Cost $1,395,238)	1,395,238	1,395,238

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,649,145)	8,896,048
NET OTHER ASSETS (LIABILITIES) - 0.0%	582
NET ASSETS - 100.0%	8,896,630

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	1,534,190	17,036	91,826	525	(6,383)	4,711	1,457,728
Fidelity International Bond Index Fund	228,203	3,665	37,894	1,455	(2,221)	1,479	193,232
Fidelity Long-Term Treasury Bond Index Fund	299,772	2,753	45,435	2,276	(10,085)	(804)	246,201
VIP Contrafund Portfolio Investor Class	92,117	27,536	10,551	456	353	16,355	125,810
VIP Emerging Markets Portfolio Investor Class	448,404	16,440	28,477	389	196	13,685	450,248
VIP Equity-Income Portfolio Investor Class	74,699	28,686	9,318	478	464	7,786	102,317
VIP Government Money Market Portfolio Investor Class 5.11%	1,637,802	82,637	325,201	19,138	-	-	1,395,238
VIP Growth & Income Portfolio Investor Class	102,645	37,999	13,132	851	573	12,345	140,430
VIP Growth Portfolio Investor Class	152,552	48,286	16,125	2,735	336	23,511	208,560
VIP High Income Portfolio Investor Class	148,141	522	4,774	64	(721)	3,572	146,740
VIP Investment Grade Bond II Portfolio Investor Class	3,503,069	242,397	91,943	2,182	(5,812)	(15,001)	3,632,710
VIP Mid Cap Portfolio Investor Class	23,385	8,927	3,235	490	204	2,942	32,223
VIP Overseas Portfolio Investor Class	648,231	5,444	43,409	2,468	9,542	37,533	657,341
VIP Value Portfolio Investor Class	52,128	21,740	6,803	1,284	490	4,123	71,678
VIP Value Strategies Portfolio Investor Class	25,779	10,928	3,792	416	307	2,370	35,592
	8,971,117	554,996	731,915	35,207	(12,757)	114,607	8,896,048

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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